Related-party Transactions - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties [member]
Disclosure of transactions between related parties [line items]
Dividends received	$ 566,865	$ 668,228	$ 420,547
Collection terms for sales [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	25 to 55 days from the end of the month during which the invoice is issued.
Payment terms for purchases [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	30 to 120 days
Collection Terms For Leasing Facilities [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	15 days from quarter-end